Authorization of the consolidated financial statements: (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Consolidated statements of cash flows [Abstract]
Description of detailed information regarding movements in bank loan and long term debt [Text Block]
As of December 31, 2016 and 2017, the analysis of net debt and movements in net debt is presented below:

	Bank				Long-term
	loans				debt
	2016		2017		2017

Accounts payable	Ps		Ps		Ps	340,288
Bank loans (Note 11)		58,336		173,471
Bank loans (Note 11)		4,402,440		10,321,382
Long-term debt (Note 12)						7,149,177

Balances at December 31	Ps	4,460,776	Ps	10,494,853	Ps	7,489,465

Balances at January 1 of net debt	Ps	3,678,128	Ps	4,460,776

Acquisition of Aerostar and Airplan				3,424,897		7,182,963
Interest expense		126,186		322,996		295,834
Proceeds from bank loans				8,000,000
Interest paid		(106,873)		(351,152)		(277,068)
Payment of the long-term debt and bank loan				(5,339,338)		(102,907)
Foreign currency translation				217,385		390,643
Exchange (income) / loss on foreign currency		763,335		(240,711)

Balances at December 31	Ps	4,460,776	Ps	10,494,853	Ps	7,489,465